Related Party Transactions (Details) - USD ($)	1 Months Ended	4 Months Ended
	Aug. 26, 2020	Sep. 30, 2020	Sep. 24, 2020	Jun. 04, 2020
Related Party Transactions (Textual)
Shares forfeited				1,125,000
Description Of Initial Stockholders		The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company's initial Business Combination, or earlier if, subsequent to the Company's initial Business Combination, the closing price of the Company's common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company's initial Business Combination, and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the Company's stockholders having the right to exchange their common stock for cash, securities or other property.
Amount placed in the trust account		$ 345,000,000
Borrowing amount		105,393
Amount of administrative service provided to member by the company		15,000
Amount of administrative service expenses		$ 3,000
Working capital loans, description		Up to $1,500,000 of such loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the private placement warrants. The terms of such loans have not been determined and no written agreements exist with respect to such loans.
Sponsor [Member]
Related Party Transactions (Textual)
Amount of loans to the company by sponsor		$ 300,000
Private Placement Warrants [Member]
Related Party Transactions (Textual)
Aggregate purchase price		$ 8,900,000
Number of shares purchased by the sponsor		5,933,334
Purchase price per warrant		$ 1.50
Over-Allotment Option [Member]
Related Party Transactions (Textual)
Purchase price per warrant		1.50
Founder Shares [Member] | Edgar Bronfman Jr., Karen Finerman and Michael Ronen, [Member]
Related Party Transactions (Textual)
Number of shares transfer to the directors	20,000
Aggregate purchase price	$ 180
Number of shares holding by the each of the directors	20,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Textual)
Number of shares received by the sponsor				8,625,000
Amount of capital contribution				$ 25,000
Capital contribution per share				$ 0.003
Number of shares holding by the sponsor	8,565,000
Class A Common Stock [Member]
Related Party Transactions (Textual)
Purchase price per warrant			$ 11.50
Class A Common Stock [Member] | Private Placement Warrants [Member]
Related Party Transactions (Textual)
Purchase price per warrant		$ 11.50